Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents

	December 31
	2021	2022
	US$ thousands

Cash	25,368	24,016
Cash equivalents *	3,917	6,718
	29,285	30,734

*	Comprised mainly of bank deposits in ILS as at December 31, 2021 and 2022 carrying a weighted average interest rate of 0.03% and 3.10%, respectively.